Note 22 - Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
Fair value of consideration paid

Fair value of 13,611,150 shares issued	$10,500,000
Contingent consideration payable	283,130
Total consideration	$10,783,130

Recognised amounts of identifiable net assets:

Cash	$2,971
Accounts receivables and unbilled revenue	198,898
Prepaid and other current assets	293,386
Inventory	319,257
Property and equipment	8,635,650
Customer relationships	186,131
Goodwill	6,630,544
Trade payables	(2,979,546)
Loans and advances	(1,000,000)
Deferred tax liability	(1,504,161)

Net assets acquired	$10,783,130
Fair value of consideration paid

Fair value of 1,996,090 shares issued	$1,550,000

Recognised amounts of identifiable net assets:

Cash	$15,820
Property and equipment	70,379
Intangibles	714,000
Goodwill	1,050,459
Trade payables	(7,918)
Deferred tax liability	(292,740)
Net assets acquired	$1,550,000